Financial instruments by category (Schedule of Credit Quality of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 265,466	$ 175,489
Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	46,918	44,178
External Credit Grade Aa2 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	2,321	0
External Credit Grade Baa3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	26,252	25,447
External Credit Grade Ba2 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	3,847	6,156
External credit grade Ba1 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	1,333	1,037
External Credit Grade B3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	32	0
External Credit Grade B2 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	780
External credit grade Caa2 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	933
Counterparties Without an External Credit Rating [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	0
Without an External Credit Rating, Group1 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 13,133	$ 9,825